Employee benefits expense (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
summary of Employee benefits expense

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Salaries, wages and bonus	949	785	728
Contribution to provident and other funds	50	37	41
Share based payments (refer note 42)	203	72	183
Gratuity expense (refer note 40)	15	13	13
Staff welfare expense s	42	44	43

Total	1,259	951	1,008